Statements of Changes in Stockholders' Equity (Deficiency) - CAD ($)	Capital Stock	Equity Portion of Convertible Debentures Reserve	Reserves	Deficit	Total
Beginning balance, Amount at Dec. 31, 2017	$ 25,770,450	$ 33,706	$ 5,115	$ (26,759,061)	$ (949,790)
Beginning balance, Shares at Dec. 31, 2017	6,492,709
Statement Line Items [Line Items]
Net loss for the year				(160,856)	(160,856)
Warrants expired			(5,115)	5,115
Warrants exercised, Amount	$ 79,500				79,500
Warrants exercised, Shares	600,000
Ending balance, Amount at Dec. 31, 2018	$ 25,849,950	33,706		(26,914,802)	(1,031,146)
Ending balance, Shares at Dec. 31, 2018	7,092,709
Statement Line Items [Line Items]
Net loss for the year				(147,137)	(147,137)
Shares issued for mineral property interest, Amount	$ 7,500				7,500
Shares issued for mineral property interest, Shares	100,000
Ending balance, Amount at Dec. 31, 2019	$ 25,857,450	$ 33,706		$ (27,061,939)	$ (1,170,783)
Ending balance, Shares at Dec. 31, 2019	7,192,709				7,192,709